Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0001818644
Entity Registrant Name	AEye, Inc.
Amendment Flag	true
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Document Type	S-1/A
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1827430
Entity Address, Address Line One	4670 Willow Road, Suite 125
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	400-4366
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.